(Loss) earnings per share (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023
Notes and other explanatory information [abstract]
Net income (loss) attributable to shareholders		$ (2,639)	$ (1,264)	$ (2,525)	$ 849
Weighted average number of common shares for purposes of basic EPS	[1]	290,792,725	284,205,392	289,148,445	281,536,777
Effect of dilutive stock options, warrants, RSUs and share awards					4,056,778
Weighted average number of common shares for purposes of diluted EPS	[1]	290,792,725	284,205,392	289,148,445	285,593,555

[1]	The weighted average number of common shares for basic and diluted EPS include 10.0 million gross number of vested, but unissued, common shares relating to common share awards.